Fees Summary	Jun. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 342,000
Previously Paid Amount	0.00
Total Fee Amount	52.36
Total Offset Amount	0.00
Net Fee	52.36
Narrative - Max Aggregate Offering Price	$ 342,000
Final Prospectus	true